UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-730-9060

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     August 01, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $67,938 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-ELEVEN INC                   COM NEW          817826209     1194    39500 SH       SOLE                    39500
AMERICAN INTL GROUP INC        COM              026874107     1221    21021 SH       SOLE                    21021
ANNALY MTG MGMT INC            COM              035710409     2227   124200 SH       SOLE                   124200
BARRICK GOLD CORP              COM              067901108     3145   125635 SH       SOLE                   125635
BRISTOL MYERS SQUIBB CO        COM              110122108      206     8228 SH       SOLE                     8228
CARLISLE COS INC               COM              142339100      885    12900 SH       SOLE                    12900
CISCO SYS INC                  COM              17275R102     3160   165600 SH       SOLE                   165600
COCA COLA CO                   COM              191216100     2334    55900 SH       SOLE                    55900
CONOCOPHILLIPS                 COM              20825c104     4363    75884 SH       SOLE                    75884
DIAMONDS TR                    UNIT SER 1       252787106      555     5400 SH       SOLE                     5400
EL PASO CORP                   COM              28336L109      535    46480 SH       SOLE                    46480
EXXON MOBIL CORP               COM              30231G102     2081    36206 SH       SOLE                    36206
GERMANY FD INC                 COM              374143105       81    10361 SH       SOLE                    10361
HCA INC                        COM              404119109     4709    83100 SH       SOLE                    83100
HSBC HLDGS PLC                 SPON ADR NEW     404280406      868    10896 SH       SOLE                    10896
INCO LTD                       COM              453258402     1575    41709 SH       SOLE                    41709
INTERNATIONAL BUSINESS MACHS   COM              459200101      269     3620 SH       SOLE                     3620
ISHARES INC                    MSCI JAPAN       464286848      186    18300 SH       SOLE                    18300
ISHARES INC                    MSCI UTD KINGD   464286699     1303    72500 SH       SOLE                    72500
ISHARES INC                    MSCI HONG KONG   464286871     1718   138300 SH       SOLE                   138300
ISHARES INC                    MSCI TAIWAN      464286731     1208    99800 SH       SOLE                    99800
KEMET CORP                     COM              488360108     1256   199350 SH       SOLE                   199350
KIMBERLY CLARK CORP            COM              494368103     2648    42300 SH       SOLE                    42300
MARATHON OIL CORP              COM              565849106     1308    24500 SH       SOLE                    24500
MERCK & CO INC                 COM              589331107     3400   110378 SH       SOLE                   110378
NAVISTAR INTL CORP NEW         COM              63934E108     2403    75100 SH       SOLE                    75100
NEW YORK CMNTY BANCORP INC     COM              649445103      832    45900 SH       SOLE                    45900
NISOURCE INC                   COM              65473P105     1172    47400 SH       SOLE                    47400
PARKER DRILLING CO             COM              701081101      367    52300 SH       SOLE                    52300
PFIZER INC                     COM              717081103     3199   116000 SH       SOLE                   116000
PPL CORP                       COM              69351T106      328     5525 SH       SOLE                     5525
ROWAN COS INC                  COM              779382100      419    14100 SH       SOLE                    14100
SBC COMMUNICATIONS INC         COM              78387G103     2732   115027 SH       SOLE                   115027
SOUTHERN CO                    COM              842587107      867    25000 SH       SOLE                    25000
SPDR TR                        UNIT SER 1       78462F103      590     4950 SH       SOLE                     4950
TECO ENERGY INC                COM              872375100     2646   139950 SH       SOLE                   139950
TEMPLETON DRAGON FD INC        COM              88018T101      218    12050 SH       SOLE                    12050
TIMKEN CO                      COM              887389104     2394   103620 SH       SOLE                   103620
TRANSCANADA CORP               COM              89353d107      331    12500 SH       SOLE                    12500
TRINITY INDS INC               COM              896522109     1163    36300 SH       SOLE                    36300
UNISYS CORP                    COM              909214108      736   116200 SH       SOLE                   116200
UNUMPROVIDENT CORP             COM              91529Y106      387    21150 SH       SOLE                    21150
VERIZON COMMUNICATIONS         COM              92343v104      849    24568 SH       SOLE                    24568
VIACOM INC                     CL B             925524308     1851    57800 SH       SOLE                    57800
WASHINGTON MUT INC             COM              939322103     1687    41461 SH       SOLE                    41461
YORK INTL CORP NEW             COM              986670107      332     8750 SH       SOLE                     8750